Consolidated Statements of Shareholder’s Equity ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings, Appropriated [Member] CNY (¥)	Retained Earnings, Appropriated [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	Subscription Receivables [Member] CNY (¥)	Subscription Receivables [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Treasury Stock [Member] CNY (¥) shares	CNY (¥) shares	USD ($) shares
Balance as of December 31, 2015 in US$ (in Dollars)	¥ 7,624		¥ 2,284,906		¥ 178,440		¥ 527,542		¥ (104,132)				¥ 113,527			¥ 3,007,907
Balance at Dec. 31, 2012	¥ 7,624		2,284,906		178,440		527,542		(104,132)				113,527			3,007,907
Balance (in Shares) at Dec. 31, 2012 | shares	998,861,526	998,861,526
Balance as of December 31, 2015 in US$ (in Dollars)	¥ 7,624		2,284,906		178,440		527,542		(104,132)				113,527			3,007,907
Net income							95,643						4,341			99,984
Foreign currency translation									(6,982)							(6,982)
Share-based compensation			45,317													45,317
Provision for statutory reserves					4,300		(4,300)
Capital injection by noncontrolling interest													3,350			3,350
Disposal of subsidiaries			(261)										(2,553)			(2,814)
Balance at Dec. 31, 2013	¥ 7,624		2,329,962		182,740		618,885		(111,114)				118,665			3,146,762
Balance (in Shares) at Dec. 31, 2013 | shares	998,861,526	998,861,526
Balance as of December 31, 2015 in US$ (in Dollars)	¥ 7,624		2,329,962		182,740		618,885		(111,114)				118,665			3,146,762
Balance as of December 31, 2015 in US$ (in Dollars)	7,624		2,329,962		182,740		618,885		(111,114)		¥ (257,491)		118,665			3,334,260
Net income							161,760						4,320			166,080
Issue new shares to employees	¥ 928		256,563								(257,491)
Issue new shares to employees (in Shares) | shares	150,000,000	150,000,000
Foreign currency translation									6,008							6,008
Exercise of share options	¥ 11		3,172													¥ 3,183
Exercise of share options (in Shares) | shares	1,704,380	1,704,380														1,704,380	1,704,380
Share-based compensation			23,598													¥ 23,598
Provision for statutory reserves					15,682		(15,682)
Acquisition of additional shares in subsidiaries			(11,894)										523			(11,371)
Balance at Dec. 31, 2014	¥ 8,563		2,601,401		198,422		764,963		(105,106)		(257,491)		123,508			¥ 3,334,260
Balance (in Shares) at Dec. 31, 2014 | shares	1,150,565,906	1,150,565,906														1,150,565,906	1,150,565,906
Balance as of December 31, 2015 in US$ (in Dollars)	¥ 8,563		2,601,401		198,422		764,963		(105,106)		(257,491)		123,508			¥ 3,334,260
Balance as of December 31, 2015 in US$ (in Dollars)	8,563	$ 1,326	2,601,401	$ 378,870	198,422	$ 46,639	764,963	$ 134,514	(105,106)	$ (7,726)	(257,491)	$ (41,500)	123,508	$ 17,929		3,334,260	$ 530,052
Net income							210,086						5,395			215,481	33,265
Foreign currency translation									17,491		(11,338)					6,153	949
Repurchase of ordinary shares															¥ (6,276)	(6,276)	$ (969)
Repurchase of ordinary shares (in Shares) | shares															(2,261,100)
Exercise of share options	¥ 29		(4,787)												¥ 6,276	¥ 1,518
Exercise of share options (in Shares) | shares	4,493,620	4,493,620													2,261,100	6,754,720	6,754,720
Share-based compensation			17,653													¥ 17,653
Provision for statutory reserves					104,414		(104,414)
Acquisition of additional shares in subsidiaries			(160,023)										(27,787)			(187,810)
Capital injection by noncontrolling interest													17,000			17,000
Share of other comprehensive income of affiliates									37,567							37,567	$ 5,799
Disposal of subsidiaries					(721)		721						473			473
Dividends distributed to noncontrolling interest													(2,450)			(2,450)
Balance at Dec. 31, 2015	¥ 8,592	$ 1,326	2,454,244	378,870	302,115	46,639	871,356	134,514	(50,048)	(7,726)	(268,829)	(41,500)	116,139	17,929		¥ 3,433,569	$ 530,052
Balance (in Shares) at Dec. 31, 2015 | shares	1,155,059,526	1,155,059,526														1,155,059,526	1,155,059,526
Balance as of December 31, 2015 in US$ (in Dollars)	¥ 8,592	$ 1,326	¥ 2,454,244	$ 378,870	¥ 302,115	$ 46,639	¥ 871,356	$ 134,514	¥ (50,048)	$ (7,726)	¥ (268,829)	$ (41,500)	¥ 116,139	$ 17,929		¥ 3,433,569	$ 530,052